Annual Total Returns- Transamerica Dynamic Income (Retail Class) [BarChart] - Retail Class - Transamerica Dynamic Income - A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.19%	4.48%	4.55%	(7.91%)	11.38%	6.98%	(5.50%)	12.38%	(5.56%)